Derivative Liability (Details Textual 2)	6 Months Ended	9 Months Ended
	Jun. 30, 2014	Mar. 31, 2015
Warrants
Derivative [Line Items]
Fair value assumptions dividend rate	0.00%
Fair value assumptions volatility rate	72.80%
Fair value assumptions risk free rate	0.09%
Fair value assumptions expected term	1 month
Fair value assumptions valuation model	simulated probability valuation model
Dividend Warrants [Member]
Derivative [Line Items]
Fair value assumptions dividend rate	0.00%
Fair value assumptions volatility rate	75.00%
Fair value assumptions risk free rate	1.19%
Fair value assumptions expected term	3 years 6 months
Fair value assumptions valuation model	simulated probability valuation model
Investor Warrants [Member]
Derivative [Line Items]
Fair value assumptions dividend rate	0.00%
Fair value assumptions volatility rate	75.00%
Fair value assumptions risk free rate	1.19%
Fair value assumptions expected term	3 years 6 months
Fair value assumptions valuation model	simulated probability valuation model
Investor Warrant Exchange [Member]
Derivative [Line Items]
Fair value assumptions dividend rate		0.00%
Fair value assumptions volatility rate		77.00%
Fair value assumptions risk free rate		1.09%
Fair value assumptions expected term		3 years
Warrants Issued for Services [Member]
Derivative [Line Items]
Fair value assumptions dividend rate	0.00%	0.00%
Fair value assumptions volatility rate	76.00%	77.00%
Fair value assumptions risk free rate	1.38%	1.22%
Fair value assumptions expected term	4 years 3 months	3 years 3 months
Fair value assumptions valuation model	simulated probability valuation model